CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired	$ 516	$ 6	$ 10,165